Summary of Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Allowance for doubtful accounts	$ 795	$ 486	$ 517	$ 210	$ 98